Consolidated Balance Sheets (Parenthetical) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Debt discount	$ 4,716	$ 0
Debt discount	$ 0	$ 57,148
Preferred stock, shares authorized	10,000,000
Preferred stock, par value	$ 0.001
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	1,000,000,000	1,000,000,000
Common stock, shares issued	352,174,583	220,254,395
Common stock, shares outstanding	352,174,583	220,254,395
Series B Convertible Preferred Stock [Member]
Preferred stock, shares authorized	600	600
Preferred stock, par value	$ 1,200	$ 1,200
Preferred stock, shares issued	454	206
Preferred stock, shares outstanding	454	206
Preferred Stock, Liquidation Preference Per Share	$ 544,800	$ 247,200
Series A Preferred Stock [Member]
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares issued	25,845	25,845
Preferred stock, shares outstanding	25,845	25,845